Property, plant and equipment (Details Textual) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($) a lb	Dec. 31, 2016 CLP ($) lb
Interest costs capitalised | $	$ 1,042,045	$ 853,832
Capitalisation rate of borrowing costs eligible for capitalisation	4.25%	4.17%
Area of Land Held	4,219
Area of Land Held For Vines Production	3,765
Area Of Land Owned	3,427
Area Of Land Leased	338
Grape Production In Plant Vines | lb	43.9	49.8